Related party balances and transactions - Transactions with related parties and companies under sect. 33 of the LGS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 08, 2016
Related party balances and transactions
Total other income		$ 1	$ 1
Total services rendered	$ 6	5	4
Total services received	$ (6)	(5)	(2)
Minimum percent of transaction amount on the equity approved by the Board of Directors	1.00%
Sofora
Related party balances and transactions
Total services rendered	$ 7	7	120
Total services received	(72)	(153)
Total purchases of PP&E		1	4
Total finance costs	34	55
Nortel
Related party balances and transactions
Total other income		1	1
Editorial Azeta S.A.
Related party balances and transactions
Total services rendered	4	3	3
Total services received	(3)	(3)	(2)
Banco Atlas S.A.
Related party balances and transactions
Total services rendered	1	1	1
Penta S.A.
Related party balances and transactions
Total services rendered	1	1
Total services received	$ (3)	(2)
Fintech | Sofora
Related party balances and transactions
Acquisition percentage				51.00%
Fintech | Sofora
Related party balances and transactions
Total services rendered		111	564
Total services received		(72)	(352)
Total purchases of PP&E		$ 18	$ 103